PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Advance to suppliers		$ 347,409	$ 1,248,701
Other receivables, net of allowance for doubtful accounts of $584,956 and $751,491 at December 31, 2017 and December 31, 2018, respectively	[1]	111,938	228,436
Prepaid rental expenses and other deposits		73,446	124,863
Advance to employees		187,301	118,052
Other current assets		401,401	525,736
Prepaid expenses and other current assets		1,121,495	2,245,788
Increase (Decrease) in Other Receivables		(281,624)	(584,956)	$ 0
Allowance for Doubtful Other Receivables, Current		$ 751,491	$ 584,956

[1]	In circumstances where a supplier defaults, and where the Group is asserting a breach of contract and seeking monetary recovery of the remaining deposit from the supplier, the Group reclassifies the respective advance to suppliers to other receivables within “Prepaid expenses and other current assets” in the consolidated balance sheets. A provision for loss is recognized in operating expenses when the loss on such assets is determined to be probable and amount can be reasonably estimated.